Stock Options and Warrants - 2014 Warrant Exchange Agreements - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 14, 2015	Jun. 16, 2014	Jun. 11, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 24, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange			297,772
Warrants, Exchanged			243,699				248,144
Warrants outstanding				473,130	473,130		850,058	299,895		3,500,000
Change in fair value of warrant liability	$ (388)	$ 1,271		$ 87	$ 2,468	$ 1,894	$ 2,405	$ (754)
Warrant exchange inducement expense		3,445				3,445	3,445
Warrant liability reclassified to equity upon warrant exchange		3,031				$ 3,031	3,031
Value of common stock issued for warrant exchange		$ 6,428					$ 6,428
Common stock reserved for future issuance							0	37,888,154
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange			44,665,783
Warrants, Exchanged			36,554,822				37,221,488
Warrants outstanding							127,508,118	44,983,988
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			4,445
Warrants outstanding				0	0		0	666,666	666,666
Placement Agent Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			666,666
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			243,699
Warrants outstanding							0	36,554,822	36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Russell Kern [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange		80,706	80,706
Warrants outstanding		67,255	67,255
Series A Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			36,554,822
Series A Warrants [Member] | Previously Reported [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange		12,105,784	12,105,784
Warrants outstanding		10,088,154	10,088,154
Series A Warrants [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			4,445
Series A Warrants [Member] | Placement Agent Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, Exchanged			666,666